Subsequent Events	12 Months Ended
Dec. 31, 2025
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent Events
51.	Subsequent Events

(1)	Subsequent to December 31, 2025, KEPCO borrowed long-term borrowings for the purposes of operation and details related thereto are as follows:

Company	Type	Issue date	Maturity	Interest rate (%)	Amount
	In millions of won
Korea Electric Power Corporation	Local long-term borrowings (Mid- to long-term CP (*))	2026.01.22	2029.01.22	3M CD + 0.34	￦	200,000
Korea Electric Power Corporation	Local long-term borrowings (Mid- to long-term CP (*))	2026.02.04	2029.02.02	3M CD + 0.36		200,000
Korea Electric Power Corporation	Local long-term borrowings (Mid- to long-term CP (*))	2026.02.12	2029.02.09	3M CD + 0.40		200,000
Korea Electric Power Corporation	Local long-term borrowings (Mid- to long-term CP (*))	2026.04.01	2029.03.30	3M CD + 0.40		200,000
Korea Electric Power Corporation	Local long-term borrowings (Mid- to long-term CP (*))	2026.04.22	2029.04.21	3M CD + 0.38		200,000

(*)	The maturity of mid- to long-term CPs corresponds to contract period of commercial paper repurchase agreements.

(2)
Subsequent to December 31, 2025, KEPCO and its subsidiaries, Korea South-East Power Co., Ltd., Korea Midland Power Co., Ltd., Korea Western Power Co., Ltd., Korea Southern Power Co., Ltd. and Korea East-West Power Co., Ltd. issued bonds denominated in Korean won for the purpose of operation funding and details related thereto are as follows:

Company	Type	Issue date	Maturity	Interest rate (%)		Amount
	In millions of won
Korea Electric Power Corporation	#1536 Corporate bond	2026.01.06	2028.01.06	2.98	￦	200,000
	#1537 Corporate bond	2026.01.06	2029.01.05	3.15		100,000
	#1538 Corporate bond	2026.01.12	2028.01.12	2.99		200,000
	#1539 Corporate bond	2026.01.12	2029.01.12	3.15		200,000
	#1540 Corporate bond	2026.01.19	2028.01.19	3.11		120,000
	#1541 Corporate bond	2026.01.19	2029.01.19	3.32		250,000
	#1542 Corporate bond	2026.01.27	2028.01.25	3.20		30,000
	#1543 Corporate bond	2026.01.27	2029.01.26	3.41		100,000
	#1544 Corporate bond	2026.01.27	2031.01.27	3.65		80,000
	#1545 Corporate bond	2026.02.03	2028.02.03	3.35		50,000
	#1546 Corporate bond	2026.02.03	2029.02.02	3.54		120,000
	#1547 Corporate bond	2026.02.03	2031.02.03	3.80		130,000
	#1548 Corporate bond	2026.02.10	2028.02.10	3.44		70,000
	#1549 Corporate bond	2026.02.10	2029.02.09	3.65		100,000
	#1550 Corporate bond	2026.02.10	2031.02.10	3.86		170,000
	#1551 Corporate bond	2026.02.24	2028.02.24	3.28		110,000

Company	Type	Issue date	Maturity	Interest rate (%)		Amount
	In millions of won
Korea Electric Power Corporation	#1552 Corporate bond	2026.02.24	2029.02.23	3.51	￦	230,000
	#1553 Corporate bond	2026.02.24	2031.02.24	3.71		100,000
	#1554 Corporate bond	2026.03.05	2028.03.03	3.31		120,000
	#1555 Corporate bond	2026.03.05	2029.03.05	3.52		110,000
	#1556 Corporate bond	2026.03.05	2031.03.05	3.71		70,000
	#1557 Corporate bond	2026.03.17	2028.03.17	3.43		80,000
	#1558 Corporate bond	2026.03.17	2029.03.16	3.63		160,000
	#1559 Corporate bond	2026.04.02	2028.03.31	3.7		130,000
	#1560 Corporate bond	2026.04.02	2029.04.02	3.8		120,000
	#1561 Corporate bond	2026.04.02	2031.04.02	3.91		70,000
	#1562 Corporate bond	2026.04.07	2028.04.07	3.65		150,000
	#1563 Corporate bond	2026.04.07	2029.04.06	3.81		180,000
	#1564 Corporate bond	2026.04.07	2031.04.07	3.87		70,000
	#1565 Corporate bond	2026.04.15	2028.04.14	3.51		150,000
	#1566 Corporate bond	2026.04.15	2029.04.13	3.7		220,000
	#1567 Corporate bond	2026.04.15	2031.04.15	3.82		30,000
	#1568 Corporate bond	2026.04.21	2028.04.21	3.52		150,000
	#1569 Corporate bond	2026.04.21	2029.04.20	3.7		160,000
	#1570 Corporate bond	2026.04.21	2031.04.21	3.86		100,000
	#1571 Corporate bond	2026.04.28	2028.04.28	3.65		140,000
	#1572 Corporate bond	2026.04.28	2029.04.27	3.84		140,000
	#1573 Corporate bond	2026.04.28	2031.04.28	3.98		9,000
Korea South-East Power Co., Ltd.	#69-1 Corporate bond	2026.01.20	2028.01.19	3.15		150,000
	#69-2 Corporate bond	2026.01.20	2029.01.19	3.40		90,000
	#69-3 Corporate bond	2026.01.20	2031.01.20	3.68		70,000
	#70-1 Corporate bond	2026.01.30	2028.01.25	3.26		110,000
	#70-2 Corporate bond	2026.01.30	2029.01.30	3.47		110,000
	#70-3 Corporate bond	2026.01.30	2031.01.30	3.78		80,000
Korea South-East Power Co., Ltd	#71-1 Corporate bond	2026.04.08	2029.04.06	4.0		190,000
	#71-2 Corporate bond	2026.04.08	2031.04.08	4.11		100,000
Korea Midland Power Co., Ltd.	#75 Corporate bond	2026.02.12	2028.02.11	3.56		100,000
	#76-1 Corporate bond	2026.04.28	2027.04.28	3.28		200,000
	#76-2 Corporate bond	2026.04.28	2029.04.28	3.98		60,000
Korea Western Power Co., Ltd.	#75-1 Corporate bond	2026.01.27	2029.01.26	3.43		100,000
	#75-2 Corporate bond	2026.01.27	2031.01.27	3.73		90,000
	#76-1 Corporate bond	2026.02.12	2029.02.09	3.63		100,000
	#76-2 Corporate bond	2026.02.12	2031.02.12	3.91		110,000
	#77-1 Corporate bond	2026.04.16	2029.04.16	3.88		190,000
	#77-2 Corporate bond	2026.04.16	2031.04.16	4.01		50,000
Korea Southern Power Co., Ltd.	#82-1 Corporate bond	2026.01.23	2029.01.23	3.38	￦	70,000
	#82-2 Corporate bond	2026.01.23	2031.01.21	3.69		30,000

(2)
Subsequent to December 31, 2025, KEPCO and its subsidiaries, Korea South-East Power Co., Ltd., Korea Midland Power Co., Ltd., Korea Western Power Co., Ltd., Korea Southern Power Co., Ltd. and Korea East-West Power Co., Ltd. issued bonds denominated in Korean won for the purpose of operation funding and details related thereto are as follows, continued:

Company	Type	Issue date	Maturity	Interest rate (%)	Amount
	In millions of won
	#83-1 Corporate bond	2026.02.13	2029.02.09	3.64	60,000
	#83-2 Corporate bond	2026.02.13	2031.02.13	3.87	80,000
	#83-3 Corporate bond	2026.02.13	2036.02.13	4.11	20,000

	#84-1 Corporate bond	2026.04.09	2028.04.07	3.67	180,000
	#84-2 Corporate bond	2026.04.09	2029.04.09	3.84	100,000
	#84-3 Corporate bond	2026.04.09	2031.04.09	3.94	30,000

(3)
An armed conflict that began in the Middle East in February 2026 has resulted in increased geopolitical and economic uncertainty. These developments may affect entities with direct or indirect operations in the affected region, or those exposed to the economies of the countries involved. The conflict is considered a non-adjusting event after the reporting period. At of the date of authorization for issuance of these consolidated financial statements, the Company is unable to reasonably estimate the potential financial impact, if any, on its financial position or results of operation.